UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Aerospace and defense (3.2%)

Astronics Corp.(NON)	848	$51,368

Astronics Corp. Class B	169	10,152

Boeing Co. (The)	881	110,354

General Dynamics Corp.	767	77,705

Honeywell International, Inc.	1,495	136,389

L-3 Communications Holdings, Inc.	1,038	115,291

Northrop Grumman Corp.	1,184	136,811

Raytheon Co.	1,513	143,841

United Technologies Corp.	726	82,779

		864,690
Air freight and logistics (0.3%)

FedEx Corp.	540	71,993

		71,993
Airlines (1.2%)

Alaska Air Group, Inc.	1,031	81,521

Copa Holdings SA Class A (Panama)	312	40,778

Delta Air Lines, Inc.	2,634	80,627

Southwest Airlines Co.	3,717	77,871

Spirit Airlines, Inc.(NON)	1,131	53,044

		333,841
Auto components (1.0%)

Dana Holding Corp.	3,053	57,763

Lear Corp.	936	67,701

Magna International, Inc. (Canada)	862	73,141

TRW Automotive Holdings Corp.(NON)	1,138	84,383

		282,988
Automobiles (0.6%)

Ford Motor Co.	4,024	60,199

General Motors Co.(NON)	2,815	101,565

		161,764
Beverages (1.4%)

Coca-Cola Co. (The)	904	34,189

Coca-Cola Enterprises, Inc.	2,155	93,290

Dr. Pepper Snapple Group, Inc.	1,990	95,281

PepsiCo, Inc.	2,107	169,319

		392,079
Biotechnology (3.1%)

Alkermes PLC(NON)	2,307	112,305

Amgen, Inc.	1,683	200,193

Biogen Idec, Inc.(NON)	231	72,220

Celgene Corp.(NON)	622	94,500

Cubist Pharmaceuticals, Inc.(NON)	976	71,336

Gilead Sciences, Inc.(NON)	2,045	164,929

Portola Pharmaceuticals, Inc.(NON)	1,992	53,562

Puma Biotechnology, Inc.(NON)	438	51,776

		820,821
Building products (0.5%)

Masco Corp.	2,514	53,196

Norcraft Companies, Inc.(NON)	4,000	69,000

		122,196
Capital markets (2.5%)

Ameriprise Financial, Inc.	902	95,287

Apollo Global Management, LLC. Class A	2,574	83,526

Artisan Partners Asset Management, Inc.	653	41,413

Carlyle Group LP (The) (Partnership shares)	2,068	71,987

Charles Schwab Corp. (The)	1,715	42,566

Goldman Sachs Group, Inc. (The)	606	99,457

KKR & Co. LP	1,870	45,086

Legg Mason, Inc.	1,639	69,412

Morgan Stanley	3,295	97,235

Silvercrest Asset Management Group, Inc. Class A	1,457	23,021

		668,990
Chemicals (1.8%)

Albemarle Corp.	729	46,787

CF Industries Holdings, Inc.	284	65,564

Dow Chemical Co. (The)	1,910	86,924

Eastman Chemical Co.	613	47,789

Givaudan SA (Switzerland)	28	41,445

LyondellBasell Industries NV Class A	659	51,903

Monsanto Co.	655	69,790

Potash Corp. of Saskatchewan, Inc. (Canada)	2,310	72,349

		482,551
Commercial banks (4.0%)

Ally Financial, Inc.(NON)	10	79,000

Capital Bank Financial Corp. Class A(NON)	3,200	73,760

Comerica, Inc.	1,139	52,166

Fifth Third Bancorp	6,649	139,762

Huntington Bancshares, Inc.	7,047	63,916

KeyCorp	10,501	133,993

Regions Financial Corp.	14,088	143,275

SunTrust Banks, Inc.	1,380	51,088

U.S. Bancorp	2,221	88,240

Wells Fargo & Co.	5,737	260,116

		1,085,316
Commercial services and supplies (1.6%)

ADT Corp. (The)	1,660	49,866

Cintas Corp.	1,142	65,174

KAR Auction Services, Inc.	4,067	113,144

MiX Telematics, Ltd. ADR (South Africa)(NON)	10,935	130,236

Pitney Bowes, Inc.	2,618	65,921

		424,341
Communications equipment (2.1%)

Arris Group, Inc.(NON)	1,762	45,636

Cisco Systems, Inc.	8,532	186,936

CommScope Holding Co., Inc.(NON)	5,000	89,650

F5 Networks, Inc.(NON)	560	59,920

Juniper Networks, Inc.(NON)	2,737	72,832

Qualcomm, Inc.	1,346	99,900

		554,874
Computers and peripherals (3.5%)

Apple, Inc.	1,025	513,115

EMC Corp.	3,815	92,476

Hewlett-Packard Co.	2,555	74,095

NetApp, Inc.	1,288	54,534

SanDisk Corp.	1,373	95,492

Western Digital Corp.	1,325	114,175

		943,887
Construction and engineering (0.3%)

Fluor Corp.	1,063	80,745

		80,745
Construction materials (0.5%)

Eagle Materials, Inc.	516	40,635

Headwaters, Inc.(NON)	4,300	47,816

Martin Marietta Materials, Inc.	461	50,254

		138,705
Consumer finance (1.5%)

American Express Co.	1,098	93,352

Capital One Financial Corp.	1,104	77,953

Discover Financial Services	1,248	66,955

Santander Consumer USA Holdings, Inc.(NON)	3,069	78,658

SLM Corp.	3,744	85,213

		402,131
Containers and packaging (1.0%)

Avery Dennison Corp.	980	48,285

Berry Plastics Group, Inc.(NON)	2,218	49,461

Owens-Illinois, Inc.(NON)	1,576	50,495

Rock-Tenn Co. Class A	518	52,567

Sealed Air Corp.	2,196	68,493

		269,301
Diversified consumer services (0.3%)

ITT Educational Services, Inc.(NON)	2,409	70,825

		70,825
Diversified financial services (3.2%)

Bank of America Corp.	10,591	177,399

Citigroup, Inc.	3,326	157,752

Gain Capital Holdings, Inc.	4,928	43,810

JPMorgan Chase & Co.	7,532	416,972

Moody's Corp.	995	74,207

		870,140
Diversified telecommunication services (1.0%)

AT&T, Inc.	2,337	77,869

Iridium Communications, Inc.(NON)	3,460	21,936

Verizon Communications, Inc.	2,037	97,817

Windstream Holdings, Inc.	9,103	68,090

		265,712
Electric utilities (0.9%)

Edison International	2,964	142,746

Exelon Corp.	3,423	99,267

		242,013
Electrical equipment (0.9%)

Emerson Electric Co.	1,441	95,020

Generac Holdings, Inc.	2,911	140,106

		235,126
Electronic equipment, instruments, and components (0.6%)

Anixter International, Inc.	679	59,562

CDW Corp. of Delaware	4,589	108,622

		168,184
Energy equipment and services (1.3%)

Halliburton Co.	1,206	59,106

Helmerich & Payne, Inc.	713	62,773

Nabors Industries, Ltd.	3,245	55,425

Rowan Cos. PLC Class A(NON)	1,725	54,113

Schlumberger, Ltd.	1,397	122,335

		353,752
Food and staples retail (2.3%)

CVS Caremark Corp.	3,572	241,896

Kroger Co. (The)	3,631	131,079

Wal-Mart Stores, Inc.	2,337	174,527

Whole Foods Market, Inc.	1,169	61,092

		608,594
Food products (1.5%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	3,071	58,410

Archer Daniels-Midland Co.	2,147	84,764

Bunge, Ltd.	548	41,516

Kellogg Co.	1,017	58,966

Pinnacle Foods, Inc.	2,848	76,896

S&W Seed Co.(NON)	5,372	33,468

Tyson Foods, Inc. Class A	1,547	57,858

		411,878
Gas utilities (0.6%)

AGL Resources, Inc.	1,230	58,769

UGI Corp.	2,253	97,758

		156,527
Health-care equipment and supplies (2.1%)

Align Technology, Inc.(NON)	1,101	65,421

Baxter International, Inc.	917	62,631

Boston Scientific Corp.(NON)	3,868	52,334

CareFusion Corp.(NON)	1,673	68,208

GenMark Diagnostics, Inc.(NON)	3,167	40,918

Medtronic, Inc.	1,753	99,150

St. Jude Medical, Inc.	2,780	168,829

Zimmer Holdings, Inc.	211	19,828

		577,319
Health-care providers and services (3.3%)

Cardinal Health, Inc.	1,199	81,556

Catamaran Corp.(NON)	1,455	70,742

Express Scripts Holding Co.(NON)	691	51,611

HCA Holdings, Inc.(NON)	2,008	100,942

HealthSouth Corp.	2,237	69,615

Humana, Inc.	709	68,986

Kindred Healthcare, Inc.	4,518	85,571

McKesson Corp.	528	92,088

Omnicare, Inc.	1,376	85,945

UnitedHealth Group, Inc.	1,455	105,167

WellPoint, Inc.	1,023	87,978

		900,201
Hotels, restaurants, and leisure (2.0%)

Bloomin' Brands, Inc.(NON)	2,659	61,077

Boyd Gaming Corp.(NON)	9,194	97,089

Hilton Worldwide Holdings, Inc.(NON)	748	16,194

International Game Technology	3,514	50,707

Intrawest Resorts Holdings, Inc.(NON)	2,148	25,561

Las Vegas Sands Corp.	1,020	78,050

McDonald's Corp.	320	30,134

Penn National Gaming, Inc.(NON)	4,733	55,808

Red Robin Gourmet Burgers, Inc.(NON)	867	55,861

Wynn Resorts, Ltd.	363	78,923

		549,404
Household durables (1.3%)

New Home Co., Inc. (The)(NON)	3,661	44,664

UCP, Inc. Class A(NON)	9,020	131,421

WCI Communities, Inc.(NON)	2,994	56,048

Whirlpool Corp.	875	116,638

		348,771
Household products (0.3%)

Energizer Holdings, Inc.	435	41,108

Procter & Gamble Co. (The)	476	36,471

		77,579
Independent power producers and energy traders (0.6%)

AES Corp.	4,834	67,966

NRG Energy, Inc.	3,382	94,189

		162,155
Industrial conglomerates (0.7%)

General Electric Co.	3,749	94,212

Siemens AG (Germany)	673	85,285

		179,497
Insurance (3.0%)

American International Group, Inc.	2,557	122,634

Assured Guaranty, Ltd.	3,334	70,514

Genworth Financial, Inc. Class A(NON)	4,334	63,927

Hartford Financial Services Group, Inc. (The)	2,483	82,560

Lincoln National Corp.	1,834	88,087

MetLife, Inc.	3,796	186,194

Travelers Cos., Inc. (The)	1,291	104,932

Unum Group.	2,529	81,434

		800,282
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	88	31,565

Bigfoot GmbH (acquired 8/2/13, cost $43,961) (Private) (Brazil)(F)(RES)(NON)	2	33,476

Groupon, Inc.(NON)	3,967	41,495

Priceline.com, Inc.(NON)	134	153,415

		259,951
Internet software and services (3.6%)

Blucora, Inc.(NON)	2,727	69,838

Chegg, Inc.(NON)	9,391	62,638

eBay, Inc.(NON)	1,068	56,818

Facebook, Inc. Class A(NON)	1,753	109,685

Google, Inc. Class A(NON)	375	442,864

VeriSign, Inc.(NON)	2,160	126,900

Yahoo!, Inc.(NON)	1,577	56,804

Yandex NV Class A (Russia)(NON)	1,119	41,123

		966,670
IT Services (2.4%)

Accenture PLC Class A	624	49,845

Alliance Data Systems Corp.(NON)	310	74,295

Computer Sciences Corp.	2,607	157,489

IBM Corp.	835	147,528

MasterCard, Inc. Class A	1,030	77,950

Visa, Inc. Class A	406	87,465

Xerox Corp.	4,894	53,100

		647,672
Leisure equipment and products (0.1%)

Malibu Boats, Inc. Class A(NON)	1,400	24,850

		24,850
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.	1,127	65,535

PerkinElmer, Inc.	1,524	66,332

Thermo Fisher Scientific, Inc.	1,114	128,266

		260,133
Machinery (1.5%)

Caterpillar, Inc.	1,239	116,354

Deere & Co.	545	46,848

Ingersoll-Rand PLC	1,140	67,021

Parker Hannifin Corp.	365	41,380

TriMas Corp.(NON)	1,540	53,592

Trinity Industries, Inc.	1,454	84,666

		409,861
Media (2.8%)

AMC Entertainment Holdings, Inc. Class A(NON)	3,000	64,110

CBS Corp. Class B (non-voting shares)	968	56,841

Comcast Corp. Class A	3,254	177,180

DISH Network Corp. Class A(NON)	1,226	69,122

SFX Entertainment, Inc.(NON)	9,948	92,516

Time Warner Cable, Inc.	585	77,963

Viacom, Inc. Class B	1,334	109,521

Walt Disney Co. (The)	1,541	111,892

		759,145
Metals and mining (0.5%)

ArcelorMittal SA (France)	3,174	52,308

Constellium NV Class A (Netherlands)(NON)	1,076	27,879

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	1,615	52,342

		132,529
Multiline retail (1.2%)

Kohl's Corp.	1,646	83,337

Macy's, Inc.	2,533	134,756

Nordstrom, Inc.	961	55,209

Target Corp.	993	56,244

		329,546
Oil, gas, and consumable fuels (8.7%)

Apache Corp.	1,148	92,138

BP PLC ADR (United Kingdom)	1,387	65,036

BPZ Resources, Inc.(NON)	53,279	106,558

Cabot Oil & Gas Corp.	2,303	92,074

Cheniere Energy Partners LP Holdings, LLC (Partnership shares)(NON)	2,500	46,750

Chesapeake Energy Corp.	2,808	75,563

Chevron Corp.	860	96,002

ConocoPhillips	821	53,324

Continental Resources, Inc.(NON)	594	65,459

ECA Marcellus Trust 1 (Units)	4,322	39,762

EOG Resources, Inc.	558	92,204

EP Energy Corp. Class A(NON)	4,380	75,336

Exxon Mobil Corp.	4,057	373,893

Marathon Oil Corp.	1,403	46,004

Marathon Petroleum Corp.	722	62,850

Memorial Production Partners LP (Units)	5,821	127,655

Midcoast Energy Partners LP(NON)	2,741	57,561

MPLX LP (Partnership shares)	1,956	89,996

Occidental Petroleum Corp.	802	70,231

QEP Resources, Inc.	4,294	132,642

Royal Dutch Shell PLC ADR (United Kingdom)	826	57,077

RSP Permian, Inc.(NON)	3,453	70,614

SandRidge Permiam Trust	14,940	197,806

Suncor Energy, Inc. (Canada)	2,275	74,688

Valero Energy Corp.	1,056	53,962

World Point Terminals, LP (Units)	1,906	37,224

		2,352,409
Paper and forest products (0.2%)

International Paper Co.	1,037	49,506

		49,506
Personal products (0.3%)

Coty, Inc. Class A	2,301	31,040

Herbalife, Ltd.	796	51,239

		82,279
Pharmaceuticals (3.6%)

AbbVie, Inc.	2,097	103,235

AstraZeneca PLC (United Kingdom)	773	49,031

Endo Health Solutions, Inc.(NON)	1,023	67,395

Jazz Pharmaceuticals PLC(NON)	435	65,972

Johnson & Johnson	2,977	263,375

Merck & Co., Inc.	2,250	119,183

Pfizer, Inc.	6,561	199,454

Shire PLC ADR (United Kingdom)	689	103,088

		970,733
Professional services (0.7%)

ManpowerGroup, Inc.	898	69,954

Towers Watson & Co. Class A	445	52,029

TrueBlue, Inc.(NON)	2,187	53,647

		175,630
Real estate investment trusts (REITs) (2.1%)

Altisource Residential Corp. (Virgin Islands)	2,744	82,320

American Tower Corp.	1,139	92,122

Armada Hoffler Properties, Inc.	7,888	71,781

Boston Properties, LP	251	27,131

Brixmor Property Group, Inc.	7,462	154,314

Campus Crest Communities, Inc.	2,662	23,505

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,970	52,523

Prologis, Inc.	684	26,512

Vornado Realty Trust	316	29,018

		559,226
Real estate management and development (0.2%)

CBRE Group, Inc. Class A(NON)	1,814	48,144

		48,144
Road and rail (0.4%)

Genesee & Wyoming, Inc. Class A(NON)	513	46,344

Union Pacific Corp.	354	61,681

		108,025
Semiconductors and semiconductor equipment (1.8%)

Atmel Corp.(NON)	7,515	62,825

Intel Corp.	4,123	101,178

Magnachip Semiconductor Corp. (South Korea)(NON)	827	13,075

Marvell Technology Group, Ltd.	4,639	69,260

Micron Technology, Inc.(NON)	3,869	89,142

NVIDIA Corp.	7,759	121,816

Texas Instruments, Inc.	756	32,054

		489,350
Software (4.0%)

Citrix Systems, Inc.(NON)	448	24,223

Electronic Arts, Inc.(NON)	2,416	63,782

Mentor Graphics Corp.	2,518	52,374

Microsoft Corp.	10,266	388,568

Oracle Corp.	7,407	273,318

Symantec Corp.	2,015	43,141

Synopsys, Inc.(NON)	1,764	70,313

TiVo, Inc.(NON)	12,267	151,988

		1,067,707
Specialty retail (2.4%)

Bed Bath & Beyond, Inc.(NON)	1,282	81,856

Best Buy Co., Inc.	2,887	67,960

Children's Place Retail Stores, Inc. (The)(NON)	835	43,979

GNC Holdings, Inc. Class A	1,065	54,432

Home Depot, Inc. (The)	1,293	99,367

Lowe's Cos., Inc.	2,135	98,829

Office Depot, Inc.(NON)	14,171	69,296

Outerwall, Inc.(NON)	471	30,290

Rent-A-Center, Inc.	2,158	53,821

TJX Cos., Inc. (The)	714	40,955

		640,785
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.	868	61,750

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	696	55,631

NIKE, Inc. Class B	721	52,525

VF Corp.	940	54,943

		224,849
Tobacco (1.1%)

Altria Group, Inc.	4,033	142,042

Lorillard, Inc.	1,244	61,230

Philip Morris International, Inc.	1,297	101,348

		304,620
Trading companies and distributors (0.5%)

Air Lease Corp.	3,576	112,572

Stock Building Supply Holdings, Inc.(NON)	1,332	23,217

		135,789
Water utilities (0.3%)

American Water Works Co., Inc.	1,828	77,818

		77,818
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)	2,024	75,015

		75,015

Total common stocks (cost $22,981,153)		$26,231,414

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

Market Vectors Semiconductor ETF	2,516	$103,584

Total investment companies (cost $102,528)		$103,584

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	213	$19,343

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	5,646

Total convertible preferred stocks (cost $27,400)		$24,989

SHORT-TERM INVESTMENTS (2.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	549,533	$549,533

Total short-term investments (cost $549,533)		$549,533

TOTAL INVESTMENTS

Total investments (cost $23,660,614)(b)		$26,909,520

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,903,648.
(b)	The aggregate identified cost on a tax basis is $23,665,553, resulting in gross unrealized appreciation and depreciation of $3,785,174 and $541,207, respectively, or net unrealized appreciation of $3,243,967.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $33,476, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$408,506	$7,141,621	$7,000,594	$219	$549,533
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$3,619,402	$—	$33,476
Consumer staples	1,877,029	—	—
Energy	2,706,161	—	—
Financials	4,355,229	79,000	—
Health care	3,529,207	—	—
Industrials	3,141,734	—	—
Information technology	4,838,344	—	—
Materials	1,072,592	—	—
Telecommunication services	340,727	—	—
Utilities	638,513	—	—
Total common stocks	26,118,938	79,000	33,476
Convertible preferred stocks	—	24,989	—
Investment companies	103,584	—	—
Short-term investments	549,533	—	—

Totals by level	$26,772,055	$103,989	$33,476

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014